Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents
Cash and cash equivalents

Note 4 - Cash and cash equivalents

Cash and cash equivalents comprised the following:

	At June 30,	At December 31,
	2022	2021
Cash deposits	$541.2	$529.7
Term deposits	369.4	9.6
	$910.6	$539.3

As at June 30, 2022 and December 31, 2021, cash and cash equivalents were primarily held in interest-bearing deposits.